Risk Management (Details) - Schedule of high, low and average levels - Market risk [member] - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Consolidated [Member] | Top of range [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	$ 3,430	$ 12,820
Consolidated [Member] | Bottom of range [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	1,110	1,940
Consolidated [Member] | Weighted average [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	1,960	4,450
Fixed-Income Investments [Member] | Top of range [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	2,860	11,960
Fixed-Income Investments [Member] | Bottom of range [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	1,120	1,500
Fixed-Income Investments [Member] | Weighted average [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	1,860	3,190
Variable-Income Investments [Member] | Top of range [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	290	10
Variable-Income Investments [Member] | Bottom of range [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk
Variable-Income Investments [Member] | Weighted average [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	190
Foreign Currency Investments [Member] | Top of range [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	2,330	6,470
Foreign Currency Investments [Member] | Bottom of range [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	90	710
Foreign Currency Investments [Member] | Weighted average [member]
Risk Management (Details) - Schedule of high, low and average levels [Line Items]
Value at risk	$ 770	$ 2,850